Offerings - Offering: 1	Oct. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value $0.0001 per share
Amount Registered | shares	10,625,000
Proposed Maximum Offering Price per Unit	1.428
Maximum Aggregate Offering Price	$ 15,172,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,095.32
Offering Note	Each American Depositary Share represents one and one quarter (1.25) of ordinary shares, par value $0.0001 per share. Ordinary shares may be in the form of American Depositary Shares. American Depositary Shares issuable on deposit of the ordinary shares registered hereby have been registered under the Registration Statement on Form F-6 (Registration No. 333-252543), which was filed with the Securities and Exchange Commission on January 29, 2021. Represents the ordinary shares, US$0.0001 par value per share of Adagene Inc. (the "Company") issuable upon conversion of the Series A Preferred Shares of the Company, which the selling shareholder may at any time choose to convert and offer for resale pursuant to the prospectus to which this exhibit is attached. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional ordinary shares issuable by reason of any share dividend, stock split, recapitalization or other similar transaction. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act, and based upon the average of the high and low prices for a share of the registrant's ADSs as reported on the Nasdaq Global Market on October 27, 2025 (such date being within five business days of the date that this registration statement was filed with the U.S. Securities and Exchange Commission)